Background and Basis of Presentation - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) Segment	Apr. 01, 2019 USD ($)
Accounting Changes And Error Corrections [Abstract]
Number of reportable segments | Segment	2
Operating lease, right-of-use asset	$ 61,461	$ 76,444
Operating lease, liability	$ 67,826	$ 84,663
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
New accounting pronouncement or change in accounting principle, cumulative effect of change on equity or net assets		$ 225